Investment Securities [Text Block] (Tables)	6 Months Ended
Sep. 30, 2014
Amortized Cost, Gross Unrealized Gains (Losses) And Fair Value Of Available-For-Sale Securities And Held-To-Maturity Securities [Table Text Block]

At March 31, 2014:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥41,388,592	¥201,539		¥1,122		¥41,589,009
Japanese prefectural and municipal bonds	195,176	7,979		24		203,131
Foreign governments and official institutions bonds	1,272,181	13,460		14,220		1,271,421
Corporate bonds	1,523,026	38,920		817		1,561,129
Residential mortgage-backed securities	1,011,644	665		31,714		980,595
Commercial mortgage-backed securities	208,690	826		9,370		200,146
Asset-backed securities	1,060,844	2,747		5,547		1,058,044
Other debt securities(1)	184,495	3,650		3,199		184,946
Marketable equity securities	2,456,992	2,384,949		4,710		4,837,231

Total	¥49,301,640	¥2,654,735		¥70,723		¥51,885,652

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥214,968	¥870		¥—		¥215,838
Foreign governments and official institutions bonds	22,091	1,099		—		23,190
Corporate bonds	5,548	7		—		5,555
Residential mortgage-backed securities	526,431	883	(2)	7,304	(3)	520,010
Commercial mortgage-backed securities	159,532	343		1,282	(3)	158,593
Asset-backed securities	1,778,412	35,908		2,379		1,811,941

Total	¥2,706,982	¥39,110		¥10,965		¥2,735,127

Notes:	(1)	Other debt securities in the table above include ¥182,613 million of private placement debt conduit bonds.
	(2)	The MUFG Group reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification, the unrealized gains before taxes at the date of reclassification remaining in Accumulated other comprehensive income (loss) (“Accumulated OCI”) in the accompanying condensed consolidated balance sheets were ¥355 million at March 31, 2014 and are not included in the table above.
	(3)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities, which were carried at fair value of ¥273,195 million and ¥138,340 million, respectively, from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥7,702 million and ¥9,663 million, respectively, at March 31, 2014 and are not included in the table above.

At September 30, 2014:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥39,923,871	¥234,872		¥1,023		¥40,157,720
Japanese prefectural and municipal bonds	186,149	8,116		4		194,261
Foreign governments and official institutions bonds	1,579,033	18,966		8,863		1,589,136
Corporate bonds	1,354,523	34,224		804		1,387,943
Residential mortgage-backed securities	869,817	709		13,079		857,447
Commercial mortgage-backed securities	188,210	1,414		2,751		186,873
Asset-backed securities	1,050,418	1,475		4,760		1,047,133
Other debt securities(1)	167,694	4,149		2,416		169,427
Marketable equity securities	2,608,353	2,971,916		841		5,579,428

Total	¥47,928,068	¥3,275,841		¥34,541		¥51,169,368

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥815,425	¥4,981		¥9		¥820,397
Foreign governments and official institutions bonds	85,613	1,332		51		86,894
Corporate bonds	350	—		—		350
Residential mortgage-backed securities	574,550	4,281	(2)	1,383	(3)	577,448
Commercial mortgage-backed securities	177,265	4,871		548	(3)	181,588
Asset-backed securities	1,803,624	30,023		1,862		1,831,785

Total	¥3,456,827	¥45,488		¥3,853		¥3,498,462

Notes:	(1)	Other debt securities in the table above include ¥167,691 million of private placement debt conduit bonds.
	(2)	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥308 million at September 30, 2014 and are not included in the table above.
	(3)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥6,892 million and ¥8,818 million, respectively, at September 30, 2014 and are not included in the table above.

Amortized Cost And Fair Value By Contractual Maturity [Table Text Block]

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥220,541	¥220,972	¥17,294,475
Due from one year to five years	108,996	110,710	18,630,593
Due from five years to ten years	1,904,349	1,937,429	5,506,190
Due after ten years	1,222,941	1,229,351	4,158,682

Total	¥3,456,827	¥3,498,462	¥45,589,940

Investments By Type And Length In Continuous Loss Position [Table Text Block]

	Less than 12 months		12 months or more		Total
At March 31, 2014:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥10,469,832	¥1,122	¥—	¥—	¥10,469,832	¥1,122	49
Japanese prefectural and municipal bonds	12,555	24	—	—	12,555	24	6
Foreign governments and official institutions bonds	527,706	9,084	110,015	5,136	637,721	14,220	150
Corporate bonds	136,296	709	29,242	108	165,538	817	815
Residential mortgage-backed securities	904,239	31,094	28,406	620	932,645	31,714	431
Commercial mortgage-backed securities	135,014	8,427	8,235	943	143,249	9,370	155
Asset-backed securities	213,683	5,518	1,078	29	214,761	5,547	103
Other debt securities	46,835	1,203	68,630	1,996	115,465	3,199	51
Marketable equity securities	175,884	4,692	1	18	175,885	4,710	42

Total	¥12,622,044	¥61,873	¥245,607	¥8,850	¥12,867,651	¥70,723	1,802

Held-to-maturity securities:
Debt securities:
Residential mortgage-backed securities	¥408,244	¥7,187	¥5,681	¥117	¥413,925	¥7,304	198
Commercial mortgage-backed securities	107,048	1,033	51,545	249	158,593	1,282	28
Asset-backed securities	500,695	2,379	—	—	500,695	2,379	22

Total	¥1,015,987	¥10,599	¥57,226	¥366	¥1,073,213	¥10,965	248

	Less than 12 months		12 months or more		Total
At September 30, 2014:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥12,033,434	¥1,023	¥—	¥—	¥12,033,434	¥1,023	38
Japanese prefectural and municipal bonds	3,086	4	—	—	3,086	4	2
Foreign governments and official institutions bonds	428,109	4,557	199,582	4,306	627,691	8,863	132
Corporate bonds	126,050	738	14,060	66	140,110	804	535
Residential mortgage-backed securities	48,242	167	738,701	12,912	786,943	13,079	369
Commercial mortgage-backed securities	11,684	14	96,791	2,737	108,475	2,751	126
Asset-backed securities	202,450	1,982	32,922	2,778	235,372	4,760	112
Other debt securities	29,823	607	73,856	1,809	103,679	2,416	40
Marketable equity securities	29,191	803	423	38	29,614	841	39

Total	¥12,912,069	¥9,895	¥1,156,335	¥24,646	¥14,068,404	¥34,541	1,393

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥99,810	¥9	¥—	¥—	¥99,810	¥9	1
Foreign governments and official institutions bonds	15,144	51	—	—	15,144	51	2
Residential mortgage-backed securities	50,313	260	279,581	1,123	329,894	1,383	171
Commercial mortgage-backed securities	14,788	120	147,567	428	162,355	548	29
Asset-backed securities	482,346	1,862	—	—	482,346	1,862	20

Total	¥662,401	¥2,302	¥427,148	¥1,551	¥1,089,549	¥3,853	223

Roll-Forward Of Credit Loss Component Recognized in Earnings [Table Text Block]

	Six months ended September 30,
	2013	2014
	(in millions)
Balance at beginning of period	¥24,525	¥12,556

Additions:
Initial credit impairments	505	713
Subsequent credit impairments	799	310
Reductions:
Securities sold or matured	(8,814)	(4,538)

Balance at end of period	¥17,015	¥9,041